Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Other Comprehensive Income (Loss)

Note 28 – Other comprehensive loss

The following table presents changes in accumulated other comprehensive loss by component for the years ended December 31, 2015, 2014 and 2013.

	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2015	2014	2013
Foreign currency translation	Beginning Balance	$(32,832)	$(36,099)	$(31,277)
	Other comprehensive loss before
	reclassifications	(3,098)	(4,451)	(4,822)
	Amounts reclassified from accumulated other
	comprehensive loss	-	7,718	-
	Net change	(3,098)	3,267	(4,822)
	Ending balance	$(35,930)	$(32,832)	$(36,099)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(205,187)	$(104,302)	$(225,846)
	Other comprehensive income (loss) before
	reclassifications	(16,032)	(98,015)	104,272
	Amounts reclassified from accumulated other
	comprehensive income (loss) for amortization
	of net losses	12,261	(5,188)	17,272
	Amounts reclassified from accumulated other
	comprehensive income (loss) for amortization
	of prior service cost	(2,318)	2,318	-
	Net change	(6,089)	(100,885)	121,544
	Ending balance	$(211,276)	$(205,187)	$(104,302)
Unrealized net holding
(losses) gains on	Beginning Balance	$8,465	$(48,344)	$154,568
investments	Other comprehensive (loss) income before
	reclassifications	(29,871)	55,987	(201,119)
	Other-than-temporary impairment amounts reclassified
	from accumulated other comprehensive (loss) income	11,959	-	-
	Amounts reclassified from accumulated other
	comprehensive (loss) income	(113)	822	(1,793)
	Net change	(18,025)	56,809	(202,912)
	Ending balance	$(9,560)	$8,465	$(48,344)
Unrealized net (losses) gains
on cash flow hedges	Beginning Balance	$(318)	$-	$(313)
	Other comprehensive (loss) income before
	reclassifications	(2,669)	(4,034)	1,436
	Amounts reclassified from other accumulated other
	comprehensive (loss) income	2,867	3,716	(1,123)
	Net change	198	(318)	313
	Ending balance	$(120)	$(318)	$-
	Total	$(256,886)	$(229,872)	$(188,745)
[1] All amounts presented are net of tax.

	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2015	2014	2013
Foreign currency translation
Cumulative translation adjustment
reclassified into earnings	Other operating income	$-	$(7,718)	$-
	Total before tax	-	(7,718)	-
	Income tax (expense) benefit	-	-	-
	Total net of tax	$-	$(7,718)	$-

Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(20,100)	$8,505	$(24,674)
Amortization of prior service cost	Personnel costs	3,800	(3,800)	-
	Total before tax	(16,300)	4,705	(24,674)
	Income tax (expense) benefit	6,357	(1,835)	7,402
	Total net of tax	$(9,943)	$2,870	$(17,272)
Unrealized holding (losses) gains on investments
Realized gain (loss) on sale of securities	Net (loss) gain on sale and valuation adjustments
	of investment securities	$141	$(870)	$2,110
	Other-than-temporary impairment losses
	on available-for-sale debt securities	(14,445)	-	-
	Total before tax	(14,304)	(870)	2,110
	Income tax benefit (expense)	2,458	48	(317)
	Total net of tax	$(11,846)	$(822)	$1,793
Unrealized net (losses) gains on cash flow hedges
Forward contracts	Mortgage banking activities	$(4,702)	$(6,091)	$1,839
	Total before tax	(4,702)	(6,091)	1,839
	Income tax benefit (expense)	1,835	2,375	(716)
	Total net of tax	$(2,867)	$(3,716)	$1,123
	Total reclassification adjustments, net of tax	$(24,656)	$(9,386)	$(14,356)